Income Taxes (Schedule of Income Before Income Tax, Domestic and Foreign) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Domestic	¥ 54,306	¥ 42,208	¥ 35,739
Foreign	36,994	31,275	47,520
Income before income taxes and equity in net income of affiliated companies	91,300	73,483	83,259
Current, Domestic	12,312	16,462	5,719
Current, Foreign	14,825	12,078	17,918
Current, Total	27,137	28,540	23,637
Deferred, Domestic	6,142	(2,090)	7,073
Deferred, Foreign	(2,595)	(473)	(1,964)
Deferred, Total	3,547	(2,563)	5,109
Total income taxes	¥ 30,684	¥ 25,977	¥ 28,746